Equity - Restricted Share Units (Details) - RSUs - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock Units [Roll Forward]
Beginning balance at (in shares)	966,220	1,129,946
RSUs Granted (in shares)	567,693	195,838
RSU performance factor adjustment (in shares)	(29,004)	(12,128)
RSUs Exercised (in shares)	(460,681)	(325,863)
RSUs Forfeited (in shares)	(42,148)	(21,573)
Ending balance at (in shares)	1,002,080	966,220